SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total	$ 2,336,459	$ 1,825,344	$ 3,598,269	$ 3,469,504	$ 8,021,823	$ 5,005,694
Sales of Wine [Member]
Total	1,203,484	617,568	1,833,946	1,396,788	3,098,070	2,704,662
Sales of Water [Member]
Total	808,648	1,027,651	1,338,092	1,728,146	3,653,171	1,297,554
Sales of Oil [Member]
Total		81,120		217,117	515,273	493,284
Others [Member]
Total	13,520		30,683		$ 755,309	$ 510,194
Sales Of Water Purifier [Member]
Total	$ 310,807	$ 99,005	$ 395,548	$ 127,453